Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue
Schedule of changes in deferred revenue

(in thousands)
Balance at January 1, 2020	$—
Deferral of revenue	(8,000)
Recognized during the period	2,500
Foreign currency translation difference	(676)
Balance at December 31, 2020	(6,175)
Deferral of revenue	—
Recognized during the period	4,000
Foreign currency translation difference	648
Balance at December 31, 2021	$(1,527)